Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 20,697
2019	19,466
2020	17,733
2021	14,437
2022	11,393
2023 and thereafter	36,744
Total	$ 120,470